Employee Benefits, Changes in Benefit Obligation and Plan Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in plan assets:
Fair value of plan assets at end of year	$ 9,626,000,000	$ 9,364,000,000
Pension benefits [Member]
Change in plan assets:
Fair value of plan assets at end of year	9,626,000,000	9,409,000,000
Pension benefits qualified [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	10,198,000,000	11,717,000,000
Service cost	1,000,000	0	3,000,000
Interest cost	465,000,000	465,000,000	514,000,000
Plan participants’ contributions	0	0
Actuarial loss (gain)	1,161,000,000	(1,106,000,000)
Benefits paid	(692,000,000)	(875,000,000)
Medicare Part D subsidy	0	0
Foreign exchange impact	(8,000,000)	(3,000,000)
Benefit obligation at end of year	11,125,000,000	10,198,000,000	11,717,000,000
Change in plan assets:
Fair value of plan assets at beginning of year	9,409,000,000	9,539,000,000
Actual return on plan assets	909,000,000	743,000,000
Employer contribution	7,000,000	4,000,000
Foreign exchange impact	(7,000,000)	(2,000,000)
Fair value of plan assets at end of year	9,626,000,000	9,409,000,000	9,539,000,000
Funded status at end of year	(1,499,000,000)	(789,000,000)
Amounts recognized on the balance sheet at end of year: Liabilities	(1,499,000,000)	(789,000,000)
Pension benefits nonqualified [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	669,000,000	719,000,000
Service cost	0	0	0
Interest cost	27,000,000	29,000,000	32,000,000
Plan participants’ contributions	0	0
Actuarial loss (gain)	89,000,000	(17,000,000)
Benefits paid	(54,000,000)	(62,000,000)
Medicare Part D subsidy	0	0
Foreign exchange impact	(1,000,000)	0
Benefit obligation at end of year	730,000,000	669,000,000	719,000,000
Change in plan assets:
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contribution	54,000,000	62,000,000
Foreign exchange impact	0	0
Fair value of plan assets at end of year	0	0	0
Funded status at end of year	(730,000,000)	(669,000,000)
Amounts recognized on the balance sheet at end of year: Liabilities	(730,000,000)	(669,000,000)
Other benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	982,000,000	1,293,000,000
Service cost	7,000,000	11,000,000	11,000,000
Interest cost	42,000,000	47,000,000	60,000,000
Plan participants’ contributions	73,000,000	77,000,000
Actuarial loss (gain)	136,000,000	(306,000,000)
Benefits paid	(148,000,000)	(147,000,000)
Medicare Part D subsidy	9,000,000	8,000,000
Foreign exchange impact	(1,000,000)	(1,000,000)
Benefit obligation at end of year	1,100,000,000	982,000,000	1,293,000,000
Change in plan assets:
Fair value of plan assets at beginning of year	645,000,000	636,000,000
Actual return on plan assets	26,000,000	71,000,000
Employer contribution	19,000,000	0
Foreign exchange impact	0	0
Fair value of plan assets at end of year	624,000,000	645,000,000	636,000,000
Funded status at end of year	(476,000,000)	(337,000,000)
Amounts recognized on the balance sheet at end of year: Liabilities	$ (476,000,000)	$ (337,000,000)